Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	ET
Entity Registrant Name	ExactTarget, Inc.
Entity Central Index Key	0001420850
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	66,038,276